Cash and cash equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents	£ 560,425	£ 60,349
Restricted cash	1,748	2,235
Cash and cash equivalents	£ 562,173	£ 62,584	£ 31,454	£ 26,278